Real estate properties held for lease, net (Minimum Future Rental Income) (Details)	Dec. 31, 2016 USD ($)
Real estate properties held for lease, net [Abstract]
2017	$ 8,486,637
2018	9,066,109
2019	9,068,282
2020	8,556,525
2021 and thereafter	69,119,979
Total	$ 104,297,532